Impact of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 104,913
Operating lease right-of-use assets	104,977
Net operating cost	$ 32,998
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities		$ 106,500
Operating lease right-of-use assets		$ 106,500